Investments in Other Companies - Schedule of Investments in Other Companies (Details) - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Investments in Other Companies [Line Items]
Assets	$ 75,828	$ 67,277	$ 65,082	$ 56,177
Servipag Ltda. [Member]
Schedule of Investments in Other Companies [Line Items]
Ownership Interest %	50.00%	50.00%
Assets	$ 9,695	$ 8,258
Joint Venture [Member]
Schedule of Investments in Other Companies [Line Items]
Assets	$ 9,695	$ 8,258
Transbank S.A. [Member]
Schedule of Investments in Other Companies [Line Items]
Ownership Interest %	26.16%	26.16%
Assets	$ 44,601	$ 38,660
Redbanc S.A. [Member]
Schedule of Investments in Other Companies [Line Items]
Ownership Interest %	38.13%	38.13%
Assets	$ 6,685	$ 5,447
Centro de Compensación Automatizado S.A. [Member]
Schedule of Investments in Other Companies [Line Items]
Ownership Interest %	33.33%	33.33%
Assets	$ 6,296	$ 6,784
Sociedad Interbancaria de Depósito de Valores S.A. [Member]
Schedule of Investments in Other Companies [Line Items]
Ownership Interest %	26.81%	26.81%
Assets	$ 3,078	$ 2,704
Administrador Financiero de Transantiago S.A. [Member]
Schedule of Investments in Other Companies [Line Items]
Ownership Interest %	20.00%	20.00%
Assets	$ 2,101	$ 2,210
Servicios de Infraestructura de Mercado OTC S.A. [Member]
Schedule of Investments in Other Companies [Line Items]
Ownership Interest %	12.33%	12.33%
Assets	$ 1,861	$ 1,902
Sociedad Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A. [Member]
Schedule of Investments in Other Companies [Line Items]
Ownership Interest %	15.00%	15.00%
Assets	$ 1,511	$ 1,312
Subtotal Associates [Member]
Schedule of Investments in Other Companies [Line Items]
Assets	$ 66,133	$ 59,019